OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Direct and indirect tax receivables	$ 27,551	$ 22,892
Prepaid expenses	32,985	11,097
Receivables from hedging transactions - see Note 11A	768	1,894
Other receivables	513	73
Total other current assets	$ 61,817	$ 35,956